Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Accounting Policies [Line Items]
Impairment losses on equity method investments	¥ 0	$ 0	¥ 111,567	¥ 22,030
Advertising and marketing expense	¥ 107,575		125,507	57,296
Foreign exchange translation rate	6.8972				6.8972
VAT are included in net revenues	¥ 3,551,000		2,620,000	1,434,000
Incentive costs	785		87,864	1,726
Operating lease right-of-use assets and land use rights	132,000		0		$ 19,138
Operating Lease, Liability	¥ 80,521
Operating lease weighted average remaining lease term	2 years 3 months 18 days				2 years 3 months 18 days
Revenue Recognized	¥ 383,236		319,924
Amortization expense of land use rights	¥ 675
Land Use Rights [Member]
Accounting Policies [Line Items]
Lessee operating lease term of contract						50 years
Operating lease weighted average remaining lease term	49 years 4 months 24 days				49 years 4 months 24 days
Accounting Standards Update 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease right-of-use assets and land use rights						¥ 130,000
Operating Lease, Liability						¥ 119,000
Value Added Tax Rate Percentage One [Member]
Accounting Policies [Line Items]
Value added tax rate	6.00%	6.00%
Value Added Tax Rate Percentage Two [Member]
Accounting Policies [Line Items]
Value added tax rate	9.00%	9.00%
Value Added Tax Rate Percentage Three [Member]
Accounting Policies [Line Items]
Value added tax rate	13.00%	13.00%
Consolidated Trusts [Member]
Accounting Policies [Line Items]
Provision for loan and lease losses	¥ 7,000		21,000	¥ 29,000
Consolidated Trusts [Member] | Maximum [Member]
Accounting Policies [Line Items]
Loans receivable fixed rate of interest	36.00%				36.00%
Consolidated Trusts [Member] | Minimum [Member]
Accounting Policies [Line Items]
Loans receivable fixed rate of interest	20.00%				20.00%
Variable Interest Entity, Primary Beneficiary [Member]
Accounting Policies [Line Items]
Operating lease right-of-use assets and land use rights	¥ 74,820		¥ 0
Sales Revenue Net [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	0.00%	0.00%	2.00%	5.00%
Sales Revenue Net [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	84.00%	84.00%	99.00%	99.00%
Assets [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			1.00%
Assets [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	13.00%	13.00%	22.00%
Liabilities, Total [Member] | Consolidated Trusts [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			0.00%
Liabilities, Total [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	73.00%	73.00%	73.00%